Stockbased Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock Option Awards	$ 41.4	$ 39.3	$ 49.4
Restricted Unit Awards	49.5	38.9	30.6
Stock-based Compensation Expense	90.9	78.2	80.0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	63.0
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	2 years 2 months
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	4 years
Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	65.0
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	2 years 0 months
Restricted Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	4 years
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	7.1	5.4	5.7
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	80.5	70.7	72.4
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	$ 3.3	$ 2.1	$ 1.9